SCHEDULE OF UNAUDITED PRO FORMA FINANCIAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Net revenue	$ 9,770,540	$ 9,165,445
Net loss	$ (3,260,470)	$ (1,317,563)